Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Statutory income tax rate	$ (35,474)	$ 54,806	$ 2,233
Statutory income tax rate, percentage	30.00%	30.00%	30.00%
Amendment tax return effects and other tax adjustments	$ (521)	$ (17,467)	$ 7,074
Amendment tax return effects and other tax adjustments, percentage	0.44%	(9.56%)	95.05%
Inflation on furniture, intangible and equipment	$ 623	$ (938)	$ (1,370)
Inflation on furniture, intangible and equipment, percentage	(0.53%)	(0.51%)	(18.41%)
Inflation of tax losses	$ 165	$ (463)	$ (6,734)
Inflation of tax losses, percentage	(0.14%)	(0.25%)	(90.48%)
Foreign countries difference with Mexican statutory rate	$ (9)	$ (18)	$ 21
Foreign countries difference with Mexican statutory rate, percentage	0.01%	(0.01%)	0.28%
Annual inflation adjustment	$ (3,036)	$ (5,304)	$ (3,262)
Annual inflation adjustment, percentage	2.57%	(2.90%)	(43.83%)
Effect unrecognized NOLs	$ (892)	$ 186	$ 3,030
Effect unrecognized NOLs, percentage	0.75%	0.10%	40.71%
Non-deductible expenses	$ 7,391	$ 16,728	$ 26,132
Non-deductible expenses, percentage	(6.25%)	9.16%	351.15%
Difference in foreign exchange losses for tax purposes	$ 17,377	$ 8,784	$ (27,501)
Difference in foreign exchange losses for tax purposes, percentage	(14.69%)	4.80%	(369.53%)
Effective income tax reconciliation	$ (14,376)	$ 56,314	$ (377)
Effective income tax reconciliation, percentage	12.16%	30.83%	(5.06%)